SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Principles of consolidation (Details) ¥ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2019 director	Dec. 31, 2025 CNY (¥)
Principles of consolidation
Percent of equity interest which has option to acquire		100.00%
Related Party | Shareholders of Management HoldCo
Principles of consolidation
Loans		¥ 1,000
GDS Beijing and GDS Shanghai
Principles of consolidation
Ownership transferred (as a percent)	100.00%
Number of directors replacing prior sole director | director	3
VIEs | Related Party | Management HoldCo
Principles of consolidation
Loans		¥ 310,100
Right of GDS Investment Company to require repayment of the loans, prior notice period		30 days